PERFORMANCE FEES LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Reconciliation of Changes in Performance Fee Liability
The following table summarizes the movement in performance fees liability for the years ended December 31, 2022 and December 31, 2021:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
Balance, beginning of year	$48,358	$6,242
Contributions from equity holders	971	—
Performance fees expense	35,854	42,272
Payments	(44,867)	(196)
Translation adjustment	(423)	40
Balance, end of year	$39,893	$48,358